CONSOLIDATED BALANCE SHEETS(USD ($))	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 41,829,000	$ 8,860,000
Short-term deposit	1,667,000
Trade receivable, net of allowance for doubtful accounts of $0 and $36, respectively	1,955,000	304,000
Prepaid expenses and other current assets	756,000	469,000
Inventories	777,000	973,000
Total current assets	46,984,000	10,606,000
LONG-TERM ASSETS
Prepaid expenses	267,000	54,000
Property and equipment, net	414,000	356,000
Severance pay fund		43,000
Total long-term assets	681,000	453,000
Total assets	47,665,000	11,059,000
CURRENT LIABILITIES:
Trade payables	1,390,000	945,000
Employees and payroll accruals	872,000	564,000
Deferred revenues and customers advances	77,000	198,000
Other current liabilities	769,000	96,000
Other liabilities related to settlement of BIRD Foundation grants (see Note 7b)	466,000
Total current liabilities	3,574,000	1,903,000
LONG-TERM LIABILITIES
Warrants to purchase convertible preferred shares		3,341,000
Deferred revenues	172,000	123,000
Accrued severance pay		61,000
Other long-term liabilities	66,000
Total long-term liabilities	238,000	3,525,000
Total liabilities	3,812,000	5,428,000
COMMITMENTS AND CONTINGENT LIABILITIES
Convertible preferred share
Preferred A, B, C, D and E share of NIS 0.01 par value-Authorized: 532,677 and 0 shares at December 31, 2013 and 2014, respectively; Issued and outstanding: 327,403 and 0 shares at December 31, 2013 and 2014, respectively; Aggregate liquidation preference of $35,852 and $0 at December 31, 2013 and 2014, respectively			[1]
Share capital
Ordinary share of NIS 0.01 par value-Authorized: 170,413,056 and 250,000,000 shares at December 31, 2013 and 2014, respectively; Issued and outstanding: 185,688 and 11,978,554 shares at December 31, 2013 and 2014, respectively	32,000		[1]
Additional paid-in capital	92,395,000	32,537,000
Accumulated deficit	(48,574,000)	(26,906,000)
Total shareholders' equity	43,853,000	5,631,000
Total liabilities and shareholders' equity	$ 47,665,000	$ 11,059,000

[1]	Represents an amount lower than $1